Submission	Jun. 10, 2026
Submission [Line Items]
Central Index Key	0000850779
Registrant Name	Wells Fargo Commercial Mortgage Securities, Inc.
Registration File Number	333-282099
Form Type	SF-3
Submission Type	424H
Fee Exhibit Type	EX-FILING FEES